Warrants for Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Warrants for Stock
Warrants for Stock

At December 31, 2016 and 2015 warrants outstanding for common stock of the Company were as follows:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2016	8,622,486	$0.48
Granted	2,162,000	—
Exercised	—	—
Canceled	(96,400)	0.50
Balance at December 31, 2016	10,688,086	$0.48

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Balance at January 1, 2015	5,937,386	$0.66
Granted	2,917,000	0.29
Exercised	—	—
Canceled	(231,900)	2.18
Balance at December 31, 2015	8,622,486	$0.48

During the year ended December 31, 2016, the Company granted 2,112,000 warrants for $2,112,000 in capital contributions through Navitus Partners, LLC valued with the Black Scholes pricing model. The Company also granted 50,000 warrants in exchange for services during the year ended December 31, 2016.

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2016:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$12.50 – $17.50	104,845	$12.50	6.79	104,845	$12.50
$0.13 – $2.50	10,583,241	$0.30	2.88	10,583,241	$0.30
	10,688,086			10,688,086

The following table summarizes information about underlying outstanding warrants for common stock of the Company outstanding and exercisable as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number of Shares Underlying Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares Underlying Warrants	Weighted Average Exercise Price
$12.50 – $17.50	104,845	$13.03	6.62	104,845	$13.03
$0.25 – $2.50	8,517,641	$0.39	3.17	8,517,641	$0.31
	8,622,486			8,622,486

These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes Option Pricing Model using the following assumptions:

	2016	2015
Risk free interest rates	1.25% – 1.72%	0.77% – 1.73%
Expected life	5 years	5 years
Estimated volatility	422.9% – 667.5%	629.8% – 788.7%
Dividend yield	—%	—%

Expected volatility is based primarily on historical volatility. Historical volatility was computed using daily pricing observations for recent periods that correspond to the expected term of the warrants. We believe this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. We currently have no reason to believe future volatility over the expected term of these warrants is likely to differ materially from historical volatility. The expected term is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities.

At December 31, 2016 and 2015 the aggregate intrinsic value of the warrants outstanding and exercisable was $50,580 and $5,295, respectively. The intrinsic value of a warrant is the amount by which the market value of the underlying warrant exercise price exceeds the market price of the stock at December 31 of each year.